DFA INVESTMENT DIMENSIONS GROUP INC.
                        DIMENSIONAL INVESTMENT GROUP INC.
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 30, 1999

 Pacific Rim Small Company Portfolio and International Small Company Portfolio

     Effective June 14, 1999, the Pacific Rim Small Company Portfolio will resume offering its shares to new investors, and the International Small Company Portfolio will resume purchasing shares of the Pacific Rim Master Fund. Consequently, (i) the following paragraph on page 7 of the prospectus is deleted:

         "The Pacific Rim Small Company Portfolio is closed to new investments. International Small Company Portfolio stopped buying the Master Fund purchased by that Portfolio. These actions were taken because the Malaysian government restricted the ability of foreign investors - including the Master Fund in question - to withdraw their investments from Malaysia."

(ii) the following two sentences replace the final sentence of the carryover paragraph on page 33 of the prospectus:

         "As of the date of this prospectus, the target allocations noted above do not reflect current allocations. As of June 14, 1999, the International Small Company Portfolio resumed investment in the Pacific Rim Master Fund as a consequence of events in Malaysia that the Advisor believes has demonstrated an improved investment climate and regulatory environment."

(iii) the following sentence is inserted on page 33 of the prospectus at the end of the third complete paragraph:

         "As of June 14, 1999, the Pacific Rim Small Company Portfolio resumed offering its shares to new investors as a consequence of events in Malaysia that the Advisor believes has demonstrated an improved investment climate and regulatory environment."

 Large Cap International Portfolio, DFA International Value Series, Tax-Managed
    DFA International Value Portfolio, Pacific Rim Small Company Series, DFA International Small Cap Value Portfolio, Emerging Markets Series, Emerging
         Markets Value Portfolio and Emerging Markets Small Cap Series

     The final three sentences of the second full paragraph on page 29 of the prospectus are deleted and replaced with the following:

         "Currently, principal amounts repatriated within one year of the date of their initial investment are subject to the levy at a decreasing rate. It is anticipated that a levy will no longer be imposed after September 1, 1999, at which time the Malaysian authorities will implement a capital gains tax."

     The third and fourth full paragraphs on pages 29-30 of the prospectus are deleted, and replaced with the following:

         "The Portfolios and the Master Funds are presently valuing the Malaysian investments at the current market prices of the securities and discounting the U.S. dollar-ringgit currency exchange rate. The Portfolios and the Master Funds consider their Malaysian investments to be liquid, as a result of transactions where the Portfolios and the Master Funds have successfully sold certain Malaysian investments, and also because of changes in the Malaysian regulatory environment. It is impossible to predict future events in Malaysia and what, if any, further actions the Malaysian government may take that may impact the Malaysian investments of the Portfolios and the Master Funds. The Advisor is closely monitoring developments in Malaysia, and will continue to manage the Malaysian investments in the best interests of investors.

         As of June 7, 1999, Malaysian securities constituted approximately the following percentages of the net asset value of the designated Master Funds and Portfolios: Pacific Rim Series, 26.60%; International Small Company Portfolio, 5.51%; Emerging Markets Value Portfolio, 10.14%; Emerging Markets Small Cap Series, 9.23%; and Emerging Markets Series, 8.18%. Malaysian securities constituted less than three percent of the net asset value of the other Portfolios and Master Series."

                  The date of this Supplement is June 14, 1999.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 29, 1999

                      DFA International Value Portfolio III

     The final three sentences of the third paragraph in the section "Malaysian Securities," which begins on page 9 of the prospectus, are deleted and replaced with the following:

         "Currently, principal amounts repatriated within one year of the date of their initial investment are subject to the levy at a decreasing rate. It is anticipated that a levy will no longer be imposed after September 1, 1999, at which time the Malaysian authorities will implement a capital gains tax."

     The first complete paragraph on page 10 of the prospectus is deleted and replaced with the following:

         "The International Value Series is presently valuing the Malaysian investments at the current market prices of the securities and discounting the U.S. dollar-ringgit currency exchange rate. The Series considers its Malaysian investments to be liquid, as a result of transactions where Malaysian investments have been successfully sold, and also because of changes in the Malaysian regulatory environment. It is impossible to predict future events in Malaysia and what, if any, further actions the Malaysian government may take that may impact the Malaysian investments of the International Value Series. The Advisor is closely monitoring the situation, and will continue to manage the Malaysian investments in the best interests of investors. As of June 7, 1999, Malaysian securities constituted approximately 0.37% of the net asset value of the International Value Series."


                 The date of this Supplement is June 14, 1999.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 29, 1999

                      DFA International Value Portfolio II

     The final three sentences of the third paragraph in the section "Malaysian Securities," on page 9 of the prospectus, are deleted and replaced with the following:

         "Currently, principal amounts repatriated within one year of the date of their initial investment are subject to the levy at a decreasing rate. It is anticipated that a levy will no longer be imposed after September 1, 1999, at which time the Malaysian authorities will implement a capital gains tax."

     The fourth paragraph in the section "Malaysian Securities," which appears at the top of page 10 of the prospectus, is deleted and replaced with the following:

         "The Master Fund is presently valuing the Malaysian investments at the current market prices of the securities and discounting the U.S. dollar-ringgit currency exchange rate. The Master Fund considers its Malaysian investments to be liquid, as a result of transactions where Malaysian investments have been successfully sold, and also because of changes in the Malaysian regulatory environment. It is impossible to predict future events in Malaysia and what, if any, further actions the Malaysian government may take that may impact the Malaysian investments of the Master Fund. The Advisor is closely monitoring the situation, and will continue to manage the Malaysian investments in the best interests of investors. As of June 7, 1999, Malaysian securities constituted approximately 0.37% of the net asset value of the Master Fund."


                 The date of this Supplement is June 14, 1999.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 29, 1999

                      DFA International Value Portfolio III

     The final three sentences of the third paragraph in the section "Malaysian Securities," which begins on page 9 of the prospectus, are deleted and replaced with the following:

         "Currently, principal amounts repatriated within one year of the date of their initial investment are subject to the levy at a decreasing rate. It is anticipated that a levy will no longer be imposed after September 1, 1999, at which time the Malaysian authorities will implement a capital gains tax."

     The first complete paragraph on page 10 of the prospectus is deleted and replaced with the following:

         "The International Value Series is presently valuing the Malaysian investments at the current market prices of the securities and discounting the U.S. dollar-ringgit currency exchange rate. The Series considers its Malaysian investments to be liquid, as a result of transactions where Malaysian investments have been successfully sold, and also because of changes in the Malaysian regulatory environment. It is impossible to predict future events in Malaysia and what, if any, further actions the Malaysian government may take that may impact the Malaysian investments of the International Value Series. The Advisor is closely monitoring the situation, and will continue to manage the Malaysian investments in the best interests of investors. As of June 7, 1999, Malaysian securities constituted approximately 0.37% of the net asset value of the International Value Series."


                 The date of this Supplement is June 14, 1999.